Investment Strategy - Moonvest ETF	Mar. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective by investing in a relatively concentrated portfolio of approximately 15 to 35 positions in U.S. and foreign equity securities. Eligible investments include common stocks and depositary receipts that have a market capitalization of greater than $500 million. The Fund’s foreign security exposure generally will be obtained through investments in American Depositary Receipts (“ADRs”), which represent interests in foreign securities held in custody by U.S. banks. The Fund maintains discretion to allocate up to 40% of its assets to foreign securities through ADRs.
The Fund’s investment strategy is based on Moonvest LLC’s (the “Sub-Adviser”), the Fund’s sub-adviser, contrarian approach to analyzing potential growth and value investment opportunities. The Sub-Adviser’s contrarian approach considers companies with less established profitability, higher growth potential, or businesses undergoing changes that result in general market discounting. The Fund’s allocation to growth and value securities will vary over time depending on the Sub-Adviser’s interpretation of market conditions. The Sub-Adviser targets value companies experiencing substantial drawdowns or those temporarily out of favor due to short-term challenges, negative sentiment, or adverse developments. These securities may be undervalued for reasons such as market declines, weak economic conditions, tax-loss selling, or actual or anticipated negative developments affecting the issuer and/or sector in which the issuer operates. In addition, the Fund may invest in growth companies that the Sub-Adviser believes have strong long-term growth potential, often supported by favorable industry trends or competitive positioning. These companies typically trade at higher valuation levels, which may result in greater price volatility.
The Sub-Adviser employs a bottom-up, fundamentally driven investment process designed to identify equity securities that it believes are trading below their intrinsic value. The Sub-Adviser’s investment process involves three primary stages: (i) idea generation, (ii) critical evaluation, and (iii) investment decision.
The Sub-Adviser primarily utilizes quantitative and qualitative screening tools to identify potential investment candidates. One component of the screening process includes identifying companies whose stock prices have declined significantly from recent highs, which may indicate that the company is temporarily out of favor due to company-specific developments (such as earnings results, management changes, or other events) or broader competitive or industry challenges. The Sub-Adviser also evaluates industries and sectors that it believes have attractive long-term prospects and may seek to identify companies within those industries to obtain or adjust portfolio exposure.
Once an idea is identified, the Sub-Adviser uses a combination of quantitative and qualitative analysis to identify investment opportunities. Quantitative factors may include valuation metrics, growth rates, balance sheet characteristics, and other financial measures. Qualitative considerations may include industry positioning, competitive dynamics, and the sustainability of a company’s business model. Based on this analysis, the Sub-Adviser forms an assessment of a company’s intrinsic value and potential for long-term capital appreciation. The Sub-Adviser’s valuation assessments are updated as new information becomes available.
If the Sub-Adviser determines that a company represents an attractive investment opportunity relative to its current market price and the Sub-Adviser’s intrinsic value estimate, the Sub-Adviser will determine the appropriate portfolio weighting. Portfolio adjustments may involve selling or trimming existing holdings, particularly those within the same industry or with similar investment characteristics.
Portfolio positioning may also reflect the Sub-Adviser’s assessment of broader market conditions. For example, during periods of negative market sentiment, the Sub-Adviser may increase the Fund’s exposure to companies it views as having stronger growth prospects at discounted valuations, or alternatively may position the Fund’s portfolio more defensively by increasing exposure to value-oriented companies.
The Sub-Adviser’s investment process is sector agnostic; however, individual stock selection may lead to the portfolio being focused on a small number of sectors due to the Sub-Adviser’s criteria used to select investments. These sectors will likely be different over time, as the economic and market environment changes.
The Sub-Adviser will generally consider selling stock when the business shows declining fundamentals, the stock is overvalued, or if the investing thesis for owning the stock has changed.
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.